Prospectus Supplement                                             208588 10/03
dated October 30, 2003 to:

PUTNAM UTILITIES GROWTH AND INCOME FUND
Prospectus dated February 28, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader     Since     Experience
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Michael R. Yogg      2000      1997 - Present    Putnam Management
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Portfolio member     Since     Experience
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Steven Balter        2002      2000 - Present    Putnam Management
                               Prior to 2000     Pioneer Investment Management
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